ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs” and “Accumulated losses in excess of investment in subsidiaries and VIEs.” The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2019 and 2020, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Inter-company charges, share-based compensation and other miscellaneous expenses for the years ended December 31, 2018, 2019 and 2020, which were previously recognized at the parent company level, had been pushed down to the WFOE/VIE level given the majority of services were provided to the WFOE/VIE entities.

The condensed financial statements of the parent company should be read in conjunction with the Company’s consolidated financial statements and the accompanying notes thereto. For purposes of these condensed financial statements, the Company’s wholly owned and majority owned subsidiaries are recorded based upon its proportionate share of the subsidiaries’ net assets (similar to presenting them on the equity method).

iCLICK INTERACTIVE ASIA GROUP LIMITED

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2019 AND 2020

(US$’000, except share data and per share data, or otherwise noted)

	As of December 31,
	2019	2020
Assets
Current assets
Cash and cash equivalents	20,459	402
Time deposits	301	46
Restricted cash	2,930	5,266
Amounts due from subsidiaries and VIEs	84,831	162,486
Other current assets	1,226	1,095
Total current assets	109,747	169,295

Non-current assets
Deferred tax assets	201	194
Investments in subsidiaries and VIEs	42,783	116,388
Other long-term investments	1,503	1,522
Investment in an equity investee	158	460
Total non-current assets	44,645	118,564

Total assets	154,392	287,859

Liabilities and shareholders’ equity
Current liabilities
Accrued liabilities and other current liabilities	2,834	7,627
Convertible notes at fair value	49,008	-
Total current liabilities	51,842	7,627

Non-current liability
Other liabilities	449	8,130
Total non-current liability	449	8,130

Total liabilities	52,291	15,757

Commitments and contingencies	-	-

Shareholders’ equity
Ordinary shares	29	46
Treasury shares	(4,858)	(10,341)
Other shareholders’ equity	106,930	282,397
Total shareholders’ equity	102,101	272,102
Total liabilities and shareholders’ equity	154,392	287,859

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

FOR THE YEARS ENDED DECEMBER 31, 2018, 2019 AND 2020

(US$’000, except share data and per share data, or otherwise noted)

	For the years ended December 31,
	2018	2019	2020
Operating expenses
General and administrative expenses	(27,643)	(12,064)	(13,598)
Total operating expenses	(27,643)	(12,064)	(13,598)

Operating loss	(27,643)	(12,064)	(13,598)
Other gains/(losses), net	403	285	(409)
Fair value losses on derivative liabilities	-	-	(11,466)
Fair value (losses)/gains on convertible notes	(4,837)	133	(4,433)
Share of (losses)/profits from subsidiaries and VIEs	(264)	2,519	17,477
Loss before income tax expense	(32,341)	(9,127)	(12,429)
Share of losses from an equity investee	-	(408)	(111)
Income tax expense	(68)	(68)	(78)
Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(32,409)	(9,603)	(12,618)

Net loss attributable to iClick Interactive Asia Group Limited	(32,409)	(9,603)	(12,618)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of tax	(2,547)	(1,612)	5,001
Comprehensive loss attributable to iClick Interactive Asia Group Limited	(34,956)	(11,215)	(7,617)

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2018, 2019 AND 2020

(US$’000, except share data and per share data, or otherwise noted)

	For the years ended December 31,
	2018	2019	2020
Cash flows from operating activities
Net cash (used in)/provided by operating activities	(32,234)	9,746	(81,116)

Cash flows from investing activities
Increase in other long-term investments	(503)	(1,000)	(19)
Investment in an equity investee	-	(566)	(412)
(Increase)/decrease in time deposits	-	(301)	255
Acquisition of subsidiaries	-	-	(959)
Net cash used in investing activities	(503)	(1,867)	(1,135)

Cash flows from financing activities
Proceeds from issuance of shares upon private placements and follow on offering	-	-	71,917
Proceeds from exercise of share options	656	315	1,305
Proceeds from issuance of convertible notes, net of transaction expenses	27,810	28,742	19,184
Redemption of convertible notes	-	(11,265)	(15,196)
Repurchase of ordinary shares	(37)	(4,414)	(5,677)
Purchase of interests in subsidiaries from non-controlling interests	-	-	(7,003)
Net cash provided by financing activities	28,429	13,378	64,530
Net (decrease)/increase in cash and cash equivalents and restricted cash	(4,308)	21,257	(17,721)